COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of product warranty activity
	At December 31,	At June 30,
	2013	2014
	$	$
Beginning balance	10,317	20,612
Warranty provision	9,842	6,835
Warranty cost incurred	(49)	(1,229)
Foreign exchange effect	502	(530)
Ending balance	20,612	25,688